Information on market risk and fair value of financial assets and liabilities (telecom activities) - Financial liabilities - Additional information (Details) € in Millions	Dec. 31, 2022 EUR (€)
Disclosure of detailed information about financial instruments [abstract]
Notional and accrued interest	€ 470
Future interest on bonds	8,844
Future interest on bank loans	(1,529)
Future interest on derivative instruments	€ 110